Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0000916076
Registrant Name	MARTIN MARIETTA MATERIALS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES